INTEREST-BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Interest-bearing Loans And Borrowings
Interest rate	5.05%	5.05%
Noncurrent loans maturity	2023 to 2038
Non-current interest-bearing loans			¥ 71,000
Interest rate	5.05%	5.05%
Current loan maturity	2022 to 2023
Current interest-bearing loans			3,000
Total			¥ 74,000